Ordinary shares - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 23, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Nov. 24, 2023	Nov. 10, 2023
Ordinary shares
Ordinary shares, shares authorized			999,999,675,000	999,999,875,000
Ordinary shares, shares issued			5,593,444,487	3,772,078,667
Common stock shares outstanding			4,614,163,022	3,514,973,327
Consideration related to share depositary bank as a reserve in relation to 2024 ATM Agreement	$ 0
Proceeds from issuance of ordinary shares, net of issuance costs				$ 65,430
ADS
Ordinary shares
Number of shares issued to share depositary bank as a reserve in relation to 2024 ATM Agreement	50,000,000
Class A ordinary shares
Ordinary shares
Common stock, voting rights			one vote
Common stock shares outstanding			4,302,538,578
Number of shares issued to share depositary bank as a reserve in relation to 2024 ATM Agreement	750,000,000
Class B Ordinary Shares
Ordinary shares
Common stock, voting rights			fifteen votes
Class B Ordinary Shares | Chairman and CEO
Ordinary shares
Common stock shares outstanding			311,624,444
At-the-Market Offering Agreements
Ordinary shares
Ordinary shares, shares authorized				999,999,875,000
Ordinary shares, shares issued				3,772,078,667
Common stock shares outstanding				3,514,973,327
Proceeds from issuance of ordinary shares, net of issuance costs		$ 4,188		$ 61,242
At-the-Market Offering Agreements | ADS
Ordinary shares
Issuance of ordinary shares (in shares)		1,532,219		31,347,044
At-the-Market Offering Agreements | Class A ordinary shares
Ordinary shares
Common stock shares outstanding				3,203,348,883
Issuance of ordinary shares (in shares)		22,983,285		470,205,660
At-the-Market Offering Agreements | Class B Ordinary Shares
Ordinary shares
Common stock shares outstanding				311,624,444
At-the-Market Offering Agreements | Series A Convertible Preferred Shares
Ordinary shares
Preferred shares, shares authorized					125,000
Maximum | At-the-Market Offering Agreements | ADS
Ordinary shares
Issuance for sale of shares						$ 68,000